Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives
Gross amount of recognized liabilities	$ 352	$ 384
Derivative liabilities eligible for set-off in case of default	(190)	(215)
Cash collateral pledged		(3)
Net liability exposure	162	166
Total
Gross amount of recognized liabilities	352	384
Derivative liabilities eligible for set-off in case of default	(190)	(215)
Cash collateral pledged		(3)
Net liability exposure	$ 162	$ 166